Risk Report - Asset Quality - Non-impaired past due loans at amortized cost by past due status (Detail) - Non-impaired past due loans [Member] € in Millions	Dec. 31, 2017 EUR (€)
Total [Member]
Nonimpaired Past Due Loan Exposure [Line Items]
Loans	€ 4,255
Loans less than 30 days past due
Nonimpaired Past Due Loan Exposure [Line Items]
Loans	2,747
Loans 30 or more but less than 60 days past due
Nonimpaired Past Due Loan Exposure [Line Items]
Loans	482
Loans 60 or more but less than 90 days past due
Nonimpaired Past Due Loan Exposure [Line Items]
Loans	250
Loans 90 days or more past due
Nonimpaired Past Due Loan Exposure [Line Items]
Loans	€ 776